SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Balance at beginning of the year	$ 2,009,779	$ 1,222,983	$ 876,439
Current year addition	334,743	800,423	422,388
Exchange differences	49,446	(13,627)	(75,844)
Balance at end of the year	$ 2,393,968	$ 2,009,779	$ 1,222,983